Note 1 - Nature of Operations	12 Months Ended
Nov. 30, 2013
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]
1.	Nature of operations

Intellipharmaceutics International Inc. (“IPC” or the “Company”) is a pharmaceutical company specializing in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs.

On October 22, 2009, IntelliPharmaCeutics Ltd. (“IPC Ltd. “) and Vasogen Inc. (“Vasogen”) completed a court approved plan of arrangement and merger (the “IPC Arrangement Agreement”), resulting in the formation of the Company, which is incorporated under the laws of Canada. The Company’s common shares are traded on the Toronto Stock Exchange and NASDAQ.

The Company earns revenues from development contracts which provide upfront fees, milestone payments, reimbursement of certain expenditures and licensing income upon commercialization of its products. In November 2013, U.S. Food and Drug Administration (“FDA”) granted the Company final approval to market the Company’s first product, dexmethylphenidate hydrochloride extended-release capsules for the 15 and 30 mg strengths.

The Company has incurred losses from operations since inception, and has an accumulated deficit of $41,579,701 as at November 30, 2013 (November 30, 2012 and 2011 - $30,084,684 and $23,947,819) respectively. The Company has funded its research and development activities principally through the issuance of securities, loans from related parties, funds from the IPC Arrangement Agreement and funds received under development agreements. There is no certainty that any funding will be available going forward.

Going concern

The consolidated financial statements are prepared on a going concern basis and substantial doubt exists on the appropriateness of this. In order for the Company to continue operations at existing levels and fund any significant expansion of its operation, the Company will require significant additional capital.  Although there can be no assurances, such financing may come from revenues from proceeds of the Company’s at-the-market offering program, and from sales of the Company’s dexmethylphenidate hydrochloride extended-release products. Other potential sources of capital may include collection of anticipated revenues resulting from future commercialization activities, development agreements or marketing license agreements, cost savings associated with managing operating expense levels, equity and/or debt financings, and/or new strategic partnership agreements funding some or all costs of development, although there can be no assurance that the Company will be able to obtain any such capital on terms or in amounts sufficient to meet its needs or at all.  The availability of equity or debt financing will be affected by, among other things, the results of the Company’s research and development, its ability to obtain regulatory approvals, the market acceptance of its products, the state of the capital markets generally, strategic alliance agreements, and other relevant commercial considerations.  In addition, if the Company raises additional funds by issuing equity securities, its then existing security holders will likely experience dilution, and the incurring of indebtedness would result in increased debt service obligations and could require the Company to agree to operating and financial covenants that would restrict its operations.  In the event that the Company does not obtain additional capital, there may be substantial doubt about its ability to continue as a going concern and realize its assets and pay its liabilities as they become due.  Any failure by the Company to raise additional funds on terms favorable to the Company, or at all, may require the Company to significantly change or curtail its current or planned operations in order to conserve cash until such time, if ever, that sufficient proceeds from operations are generated, and could result in its not taking advantage of business opportunities, in the termination or delay of clinical trials for one or more of its product candidates, in curtailment of its product development programs designed to identify new product candidates, in the sale or assignment of rights to its technologies, products or product candidates, and/or its inability to file abbreviated new drug applications (“ANDAs”) or New Drug Applications (“NDAs”) at all or in time to competitively market its products or product candidates.

The audited consolidated financial statements do not include any adjustments that might result from the outcome of uncertainties described above. If the going concern assumption was not appropriate for these financial statements, then adjustments would be necessary to the carrying values of assets and liabilities, the reported expenses and the balance sheet classifications used. Such adjustments could be material.